REVENUE AND OTHER OPERATING INCOME - Schedule of Lease and Non-Lease Components of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	$ 428,131	$ 636,516
Non-lease	479,812	497,907
Total	907,943	1,134,423
Voyage charter revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	399,467	610,186
Non-lease	461,916	483,021
Total	861,383	1,093,207
Time charter revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	28,664	26,330
Non-lease	13,153	9,340
Total	41,817	35,670
Administrative income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	0	0
Non-lease	4,743	5,546
Total	$ 4,743	$ 5,546